Subsequent Events (Details) - Subsequent Event [Member] - USD ($)						2 Months Ended
	May 06, 2026	Mar. 31, 2026	Mar. 23, 2026	Mar. 16, 2026	Feb. 11, 2026	Mar. 15, 2026
Subsequent Events (Details) [Line Items]
Description of pre-funded warrants exercised		the Company’s pre-funded warrants exercised for an aggregate of 58,480 Class A ordinary shares (consisting of: 49,945 shares resulting from the 1,248,611 registered Class A pre-delivery shares held prior to the share consolidation, as adjusted for the 25:1 reverse share split; and 8,535 shares from the exercise of warrants after the share consolidation).
Common Class A [Member]
Subsequent Events (Details) [Line Items]
Granted total of restricted shares					100,000
Percentage of restricted shares					100.00%
Reverse share split ratio				25-for-1
Number of issued shares as compensation			14,358
Warrants exercised for aggregate ordinary shares	250,000
Common Class A [Member] | Convertible Debt [Member]
Subsequent Events (Details) [Line Items]
Convertible notes converted an aggregate principal amount (in Dollars)				$ 1,025,000		$ 975,000
Convertible notes converted an aggregate shares						5,518,569
Debt conversion, converted instrument, per share (in Dollars per share)						$ 0.0001
Common Class A [Member] | Post-consolidation Basis [Member]
Subsequent Events (Details) [Line Items]
Granted total of restricted shares					4,000
Common Class A [Member] | Post-consolidation Basis [Member] | Convertible Debt [Member]
Subsequent Events (Details) [Line Items]
Convertible notes converted an aggregate shares				533,379		220,742
Debt conversion, converted instrument, per share (in Dollars per share)				$ 0.0025
Common Class A [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Reverse share split, par value per share (in Dollars per share)				0.0001
Common Class A [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Reverse share split, par value per share (in Dollars per share)				$ 0.0025